UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21677

Cohen & Steers International Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number
	of Shares	Value

COMMON STOCK 97.2%
AUSTRALIA 15.6%
DIVERSIFIED 3.6%
Dexus Property Group(a)	24,197,928	$28,463,891
Mirvac Group(a)	9,655,810	19,681,638
Stockland(a)	5,850,222	26,263,300
		74,408,829
INDUSTRIAL 0.4%
Goodman Group(a)	1,528,325	3,084,036
ING Industrial Fund(a)	4,078,537	5,167,671
		8,251,707
OFFICE 0.8%
Commonwealth Property Office Fund(a)	10,379,543	12,229,988
ING Office Fund(a)	3,997,785	4,649,071
		16,879,059
RETAIL 10.8%
CFS Gandel Retail Trust(a)	11,458,704	20,790,884
Macquarie CountryWide Trust(a)	10,526,651	8,311,434
Westfield Group(a)	14,159,990	193,962,653
		223,064,971
TOTAL AUSTRALIA		322,604,566
BELGIUM 0.5%
DIVERSIFIED
Befimmo S.C.A.(a)	93,331	9,456,096
CANADA 5.0%
DIVERSIFIED 3.0%
Canadian REIT	1,122,498	29,891,091
Brookfield Properties Corp.	2,055,788	32,563,682
		62,454,773
RESIDENTIAL 1.0%
Boardwalk REIT	650,261	21,812,843

	Number
	of Shares	Value

RETAIL 1.0%
Primaris Retail REIT	1,300,545	$19,955,743
TOTAL CANADA		104,223,359
CHINA 0.1%
DIVERSIFIED
New World China Land Ltd. (a)	9,657,000	2,298,455
FRANCE 11.6%
DIVERSIFIED 9.5%
ICADE(a)	256,667	20,793,889
Unibail-Rodamco(a)	872,922	176,618,523
		197,412,412
OFFICE 0.9%
Societe Immobiliere de Location pour L’Industrie et le Commerce (Silic)(a)	156,224	19,319,224
RETAIL 1.2%
Klepierre(a)	35,615	1,393,946
Mercialys Promesse(a)	551,819	23,464,186
		24,858,132
TOTAL FRANCE		241,589,768
GERMANY 0.2%
OFFICE
Alstria Office AG(a)	419,906	5,197,890
HONG KONG 17.2%
DIVERSIFIED 12.9%
Cheung Kong Holdings Ltd. (a)	6,344,300	71,871,567
Chinese Estates Holdings Ltd.(a)	36,000	44,610
Great Eagle Holdings Ltd. (a)	13,053,344	29,029,692
Hang Lung Properties Ltd. (a)	3,229,000	7,601,177
Henderson Land Development Company Ltd. (a)	5,477,599	24,417,844
Hysan Development Company Ltd. (a)	18,420,929	47,951,202
Kerry Properties Ltd. (a)	3,077,552	9,974,537

	Number
	of Shares	Value

Sun Hung Kai Properties Ltd. (a)	7,523,780	$77,530,868
		268,421,497
OFFICE 2.3%
Hongkong Land Holdings Ltd. (USD) (a)	16,077,071	48,163,802
RETAIL 2.0%
Link REIT(a)	19,526,268	40,590,574
TOTAL HONG KONG		357,175,873
ITALY 0.8%
DIVERSIFIED 0.6%
Beni Stabili S.p.A.(a)	12,581,183	11,626,464
RETAIL 0.2%
Immobiliare Grande Distribuzione(a)	1,924,419	4,331,639
TOTAL ITALY		15,958,103
JAPAN 22.1%
DIVERSIFIED 17.8%
Kenedix Realty Investment Corp.(a)	5,724	21,304,885
Mitsubishi Estate Co., Ltd.(a)	9,456,400	186,339,722
Mitsui Fudosan Co., Ltd.(a)	4,628,871	89,438,764
NTT Urban Development Corp.(a)	34,685	42,176,920
Sumitomo Realty & Development Co., Ltd.(a)	1,306,000	28,443,017
		367,703,308
OFFICE 1.8%
Japan Real Estate Investment Corp.(a)	1,935	15,614,210
Nippon Building Fund(a)	565	5,461,948
Nomura Real Estate Office Fund(a)	2,395	16,366,050
		37,442,208
RETAIL 2.5%
AEON Mall Co., Ltd.(a)	1,078,275	32,137,268
Japan Retail Fund Investment Corp.(a)	4,870	20,022,712
		52,159,980
TOTAL JAPAN		457,305,496

	Number
	of Shares	Value

NETHERLANDS 4.4%
RETAIL
Corio NV(a)	906,900	$64,433,269
Eurocommercial Properties NV(a)	603,581	26,279,079
		90,712,348
SINGAPORE 2.3%
DIVERSIFIED 1.3%
CapitaLand Ltd.(a)	5,935,000	12,936,995
Keppel Land Ltd.(a)	1,900,900	3,796,693
Suntec Real Estate Investment Trust(a)	12,015,000	9,823,351
		26,557,039
OFFICE 0.5%
CapitaCommercial Trust(a)	11,349,000	10,552,654
RETAIL 0.5%
CapitaMall Trust(a)	6,206,000	9,896,753
TOTAL SINGAPORE		47,006,446
SWEDEN 1.3%
DIVERSIFIED
Castellum AB(a)	2,804,773	24,658,979
Fabege AB(a)	531,954	3,021,500
		27,680,479
SWITZERLAND 0.9%
OFFICE
PSP Swiss Property AG(a)(b)	316,949	18,448,248
UNITED KINGDOM 14.7%
DIVERSIFIED 7.7%
British Land Co., PLC(a)	3,469,776	46,802,653
Land Securities Group PLC(a)	4,989,588	112,692,568
		159,495,221

		Number
		of Shares	Value

INDUSTRIAL 1.3%
Brixton PLC(a)		465,283	$1,752,105
Segro PLC(a)		3,508,427	26,452,114
			28,204,219
OFFICE 2.3%
Derwent London PLC(a)		612,167	11,521,490
Great Portland Estates PLC(a)		5,981,511	36,171,054
			47,692,544
RETAIL 2.7%
Hammerson PLC(a)		2,616,515	46,128,859
Liberty International PLC(a)		557,736	9,644,207
			55,773,066
SELF STORAGE 0.7%
Safestore Holdings Ltd.(a)		6,185,957	14,326,317
TOTAL UNITED KINGDOM			305,491,367
UNITED STATES 0.5%
HOTEL
Starwood Hotels & Resorts Worldwide		375,672	10,571,410

TOTAL INVESTMENTS (Identified cost—$2,316,103,551)	97.2%		2,015,719,904

OTHER ASSETS IN EXCESS OF LIABILITIES	2.8%		57,160,372

NET ASSETS	100.0%		$2,072,880,276

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the fund.

(a) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the fund’s Board of Directors. Aggregate fair value securities represent 91.7% of net assets.

(b) Non-income producing security.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund’s investments carried at value:

Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$2,015,719,904	$114,794,769	$1,900,925,135	$—

Note 2. Income Tax Information

As of September 30, 2008, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$15,614,320
Gross unrealized depreciation	(315,997,967)
Net unrealized depreciation	$(300,383,647)

Cost for federal income tax purposes	$2,316,103,551

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: November 26, 2008